Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001561861
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Grupo Aeroméxico, S.A.B. de C.V.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,459,034,090
Entity File Number	001-42931
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Avenida Paseo de la Reforma 243
Entity Address, Address Line Two	25th Floor
Entity Address, Address Line Three	Col. Cuauhtémoc
Entity Address, City or Town	Cuauhtémoc
Entity Address, Country	MX
Entity Address, Postal Zip Code	06500
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Contact Personnel Email Address	egomezpo@aeromexico.com
Auditor Name	KPMG Cárdenas Dosal, S. C
Auditor Firm ID	1141
Auditor Location	Mexico City, Mexico
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten common shares, no par value
Trading Symbol	AERO
Security Exchange Name	NYSE
Common shares
Document Information [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	AERO
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Avenida Paseo de la Reforma 243
Entity Address, Address Line Two	25th Floor
Entity Address, Address Line Three	Col. Cuauhtémoc
Entity Address, City or Town	Cuauhtémoc
Entity Address, Country	MX
Entity Address, Postal Zip Code	06500
City Area Code	+52 (55)
Local Phone Number	9132 4000
Contact Personnel Name	Ernesto Gómez Pombo